Leasing Activity, Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
ROU assets	$ 3,412	$ 3,837
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Lease liabilities	$ 4,060	$ 4,465
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities